Restricted Cash (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Restricted Cash [Roll Forward]
Restricted cash relating to the issuance of guarantees	$ 6.7	$ 10.0
Restricted cash relating to debt financings	1.1	1.1
Restricted cash relating to other	0.3	0.0
Total restricted cash	8.1	11.1
Less: amounts included in current restricted cash	(1.4)	(3.3)
Non-current restricted cash	$ 6.7	$ 7.8